Segments and Geographical Information (Details) - Schedule of revenues, gross profit and assets for the operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RFID Division [Member]
2022
Revenues	$ 15,318	$ 13,192	$ 12,523
Gross profit	3,778	3,338	3,265
Allocated operating expenses	2,535	2,300	2,099
Operating Income (loss)	1,243	1,038	1,166
Intelligent Robotics [Member]
2022
Revenues	961	1,576	2,502
Gross profit	(159)	(460)	(871)
Allocated operating expenses	425	573	602
Operating Income (loss)	(584)	(1,033)	(2,461)
Impairment of goodwill and intangible assets			988
Supply Chain Solutions [Member]
2022
Revenues	25,232	19,008	18,594
Gross profit	5,441	3,708	3,724
Allocated operating expenses	3,450	2,497	2,373
Operating Income (loss)	1,991	1,211	1,351
Impairment of goodwill and intangible assets
Intercompany [Member]
2022
Revenues		(142)	(68)
Gross profit
Allocated operating expenses
Operating Income (loss)
Impairment of goodwill and intangible assets
Consolidated [Member]
2022
Revenues	41,511	33,634	33,551
Gross profit	9,060	6,586	6,118
Allocated operating expenses	6,410	5,370	5,074
Unallocated operating expenses	721	699	668
Operating Income (loss)	1,929	517	(612)
Financial expenses	647	105	348
Tax on income	6	(39)
Net Income	$ 1,276	$ 451	(960)
Impairment of goodwill and intangible assets			$ 988